AB FlexFee International Bond Portfolio
SUMMARY INFORMATION AB FlexFeeTM International Bond Portfolio
INVESTMENT OBJECTIVE
The Fund’s investment objective is to generate current income consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AB FlexFee International Bond Portfolio Advisor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB FlexFee International Bond Portfolio Advisor Class
Management Fees	0.10%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.06%
Other Expenses	2.05%	[2]
Total Other Expenses	2.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and/or Expense Reimbursement	(2.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%
[1]	The management fee paid to the Adviser consists of a base fee at an annualized rate of 0.40% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.30% based upon the Fund’s performance relative to the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index, resulting in a minimum total fee of 0.10% and a maximum total fee of 0.70%. The management fee shown above is based on the fee accrued as of December 31, 2017; the actual management fee to be paid by the Fund will depend on the performance of the Fund from its inception on June 28, 2017 through December 31, 2018.
[2]	Other Expenses have been restated to reflect current fees, which reflect only those initial offering costs being amortized during the current fiscal year. (Offering costs are amortized for a one-year period following commencement of operations.) If prior fiscal year offering costs had been included, Other Expenses would have been 2.24%.
[3]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund through April 30, 2019 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.10% of average daily net assets (“expense limitation”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation. In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same (except for the exclusion of offering costs after the first year) and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB FlexFee International Bond Portfolio Advisor Class USD ($)
After 1 Year	$ 20
After 3 Years	463
After 5 Years	932
After 10 Years	$ 2,231

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the fiscal period from Fund inception on June 28, 2017 through December 31, 2017, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL STRATEGIES
The Fund invests primarily in fixed-income securities of non-U.S. companies and governments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities and related derivatives. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries other than the United States. The Fund invests in a broad range of fixed-income securities in both developed and emerging markets and across all fixed-income sectors, including non-U.S. Government and corporate debt securities. Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities (commonly known as “junk bonds”).

The Fund may at times invest in mortgage-related securities and inflation-indexed securities. The Fund’s investments may be denominated in local currency or be U.S. Dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term.

The Adviser selects securities for purchase or sale by the Fund based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.

The Adviser seeks to actively manage the Fund’s assets in relation to market conditions and general economic conditions and adjust the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. Dollar.

In order to reduce the Fund’s volatility, the Adviser expects under normal circumstances to hedge the majority of the Fund’s foreign currency exposure to the U.S. dollar through the use of foreign currency forward contracts and similar derivatives, although it will not be required to do so. The Fund may take a long position in one currency and a short position in another when it believes that the first currency will appreciate relative to the other.

The Fund expects to use derivatives, such as options, futures contracts, forwards, or swaps. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund’s exposure. The Fund may, for example, use interest rate futures contracts to gain exposure to the fixed-income markets and, as noted above, may use currency derivatives to hedge foreign currency exposure.
PRINCIPAL RISKS
  Market Risk: The value of the Fund’s assets will fluctuate as the bond or stock market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the recent period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility, due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.
  Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments in fixed-income securities denominated in foreign currencies or reduce the Fund’s returns.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.